ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 7	1,036,100	1,036,100	1,036,100	1,036,100
Series 9	4,178,029	4,178,029	4,171,729	4,176,329
Series 10	2,428,925	2,428,925	2,421,225	2,423,225
Series 11	2,489,599	2,489,599	2,488,499	2,489,599
Series 12	2,972,795	2,972,795	2,971,795	2,971,795
Series 14	5,574,290	5,574,290	5,565,990	5,574,290
TOTAL	18,679,738	18,679,738	18,655,338	18,671,338

Schedule Of Operating Partnerships Valuation Allowance [Table Text Block]

Accordingly, the Partnership recorded a valuation allowance as follows:

	2013	2012
Series 7	$-	$-
Series 9	13,983	30,198
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	86,870	86,870
Series 14	11,396	16,744
	$190,582	$212,145

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

The weighted average number of units outstanding in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	1,036,100	1,036,100
Series 9	4,174,796	4,176,329
Series 10	2,422,558	2,423,225
Series 11	2,489,232	2,489,599
Series 12	2,971,795	2,971,795
Series 14	5,571,523	5,574,290
TOTAL	18,666,004	18,671,338